Offerings - Offering: 1	Aug. 06, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	8.47
Maximum Aggregate Offering Price	$ 4,235,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 625.09
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the common stock of Nevro Corp. (the “Registrant”) that become issuable under the 2023 Employment Inducement Award Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.

(2)
Represents the additional shares of common stock available for future issuance under the Inducement Plan resulting from an amendment adopted by the Registrant’s Compensation Committee on March 4, 2024.

(3)
This estimate is made pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share for shares available for future grant is the average of the high and low prices for the registrant’s common stock as reported on The New York Stock Exchange on August 5, 2024, which is $8.47.